Organization and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Exercise Price Could Be Less than the Most Recent Fair Value of the Common Shares

The following table summarizes the securities that would be excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive due to the Company’s net loss position, even though the exercise price could be less than the most recent fair value of the common shares:

As of June 30, 2023
Potential shares from convertible debt	165,000
Total	165,000
As of June 30, 2022
Potential shares from convertible debt	80,000
Total	80,000
The following table summarizes the securities that would be excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive due to the Company’s net loss position, even though the exercise price could be less than the most recent fair value of the common shares:
As of December 31, 2022
Potential shares from convertible debt	125,000
Total	125,000

Schedule of Condensed Statement of Operations

For the three and six months ended June 30, 2023 and 2022, the net loss per share included within the statements of operations is based on the following:

Net loss	$(374,855)
Accretion of temporary equity to redemption value	(301,576)
Net loss including accretion of temporary equity to redemption value	$(676,431)
Net loss	$(386,732)
Accretion of temporary equity to redemption value	(1,195,374)
Net loss including accretion of temporary equity to redemption value	$(1,582,106)
Net loss	$(843,539)
Accretion of temporary equity to redemption value	(609,172)
Net loss including accretion of temporary equity to redemption value	$(1,452,711)
Net loss	$(1,709,339)
Accretion of temporary equity to redemption value	(2,294,875)
Net loss including accretion of temporary equity to redemption value	$(4,004,214)
For the year ended December 31, 2022, the net loss per share included within the statements of operations is based on the following:
Net loss	$(2,500,184)
Less: Accretion of temporary equity to redemption value	(6,470,389)
Net loss including accretion of temporary equity to redemption value	$(8,970,573)
Net loss	$(1,127,612)
Accretion of temporary equity to redemption value	(1,733,440)
Net loss including accretion of temporary equity to redemption value	$(2,861,052)

Schedule of Basic and Diluted Net Income (Loss) Per Share
	Common Shares Subject to Redemption	Non-redeemable Common Shares
Basic and diluted net loss per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(284,233)	$(392,198)
Accretion of temporary equity to redemption value	301,576	—
Allocation of net income (loss)	$17,343	$(392,198)

Denominator:
Weighted-average shares outstanding	1,252,372	1,728,078
Basic and diluted net income (loss) per share	$0.01	$(0.23)
	Common Shares Subject to Redemption	Non-redeemable Common Shares
Basic and diluted net loss per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(1,215,716)	$(366,390)
Accretion of temporary equity to redemption value	1,195,371	—
Allocation of net loss	$(20,342)	$(366,390)

Denominator:
Weighted-average shares outstanding	5,733,920	1,728,078
Basic and diluted net loss per share	$(0.00)	$(0.21)
	Common Shares Subject to Redemption	Non-redeemable Common Shares
Basic and diluted net loss per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(610,423)	$(842,288)
Accretion of temporary equity to redemption value	609,172	—
Allocation of net loss	$(1,251)	$(842,288)

Denominator:
Weighted-average shares outstanding	1,252,372	1,728,078
Basic and diluted net loss per share	$(0.00)	$(0.49)
	Common Shares Subject to Redemption	Non-redeemable Common Shares
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(3,076,903)	$(927,311)
Accretion of temporary equity to redemption value	2,294,875	—
Allocation of net loss	$(782,028)	$(927,311)

Denominator:
Weighted-average shares outstanding	5,733,920	1,728,078
Basic and diluted net loss per share	$(0.14)	$(0.54)

	Common Shares Subject to Redemption	Non-redeemable Common Shares
Basic and diluted net loss per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(6,815,107)	$(2,155,466)
Accretion of temporary equity to redemption value	6,470,389	—
Allocation of net loss	$(344,718)	(2,155,466)

Denominator:
Weighted-average shares outstanding	5,463,799	1,728,078
Basic and diluted net loss per share	$(0.06)	$(1.25)
	Common Shares Subject to Redemption	Non-redeemable Common Shares
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(2,157,043)	$(704,009)
Accretion of temporary equity to redemption value	1,733,440	—
Allocation of net loss	$(423,603)	$(704,009)

Denominator:
Weighted-average shares outstanding	2,789,393	1,447,964
Basic and diluted net loss per share	$(0.15)	$(0.49)